MotionPower Technology	9 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
MotionPower Technology

NOTE 5 - MotionPower™ Technology

Veryst Agreement

Through KEC the Company is a party to certain agreements with Veryst Engineering LLC, a Boston area engineering and consulting firm with experience in product development and energy harvesting; one dated November 4, 2008, two dated September 9, 2009 and one dated July 6, 2010 (collectively, the “Veryst Agreements”), all relating to the development of the Company’s MotionPowerTM technologies. Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the November 4, 2008 agreement, relating to the payment terms, scope of work and the milestone terms of the agreement, which has been granted. Accordingly, certain terms and provisions of the November 4, 2008, agreement have not been disclosed.

During the three months ended May 31, 2012 and 2011, the Company recorded $0 and $16,075, respectively, as research and development expense pursuant to these agreements.During the nine months ended May 31, 2012 and 2011, the Company recorded $2,564 and $44,508, respectively, as research and development expense pursuant to these agreements. From inception (May 5, 1998) to May 31, 2012, the Company recorded $560,880 as research and development expense pursuant to these agreements.

Veryst Engineering LLC has successfully completed its contracted services associated with the Veryst Agreements.

Sigma Design Agreement

Through KEC the Company continues to be a party to certain consulting agreements with Sigma Design Company, a Middlesex, New Jersey based engineering and design firm, pursuant to which Sigma Design provides ongoing engineering, product development and testing services primarily relating to the development of the Company’s MotionPower™ technology. On January 12, 2012 Sigma Design proposed and the Company agreed to have Sigma design, fabricate and perform initial testing of our MotionPower™ technology. The estimated cost to perform this work was $185,000 to $205,000 with a $20%, or $37,000 down payment and monthly billings. During the three and nine months ended May 31, 2012, the Company expensed $111,000 and $185,000, respectively related to this work.

Including the January 12, 2012 agreement, during the three months ended May 31, 2012 and 2011, the Company recorded $125,150 and $24,800, respectively, as research and development expense pursuant to these agreements. During the nine months ended May 31, 2012 and 2011, the Company recorded $279,287 and $51,223, respectively, as research and development expense pursuant to these agreements. From inception (May 5, 1998) to May 31, 2012, the Company recorded $695,981 as research and development expense pursuant to these agreements. The Company continues to utilize Sigma Design Company on a consulting basis to further test, calibrate, and develop the Company’s MotionPower™ technology.

Note 6. MotionPower™ Technology

Veryst Agreement

Through the Company’s wholly-owned subsidiary, Kinetic Energy Corporation, it is a party to certain agreements with Veryst Engineering LLC, a Boston area engineering and consulting firm with experience in product development and energy harvesting; one dated November 4, 2008, two dated September 9, 2009 and one dated July 6, 2010 (collectively, the “Veryst Agreements”), all relating to the development of car and truck energy harvesters. Pursuant to SEC Rule 24b-2, the Company submitted a request to the SEC for confidential treatment of certain portions of the November 4, 2008 agreement, relating to the payment terms, scope of work and the milestone terms of the agreement, which has been granted. Accordingly, certain terms and provisions of the November 4, 2008 agreement have not been disclosed.

During the years ended August 31, 2011 and 2010, the Company recorded $48,225 and $346,915, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $558,315 as research and development expense pursuant to these same agreements.

Veryst Engineering LLC has successfully completed its contracted services associated with the Veryst Agreements.

Sigma Design Agreement

Through Kinetic Energy Corporation, the Company continues to be a party to certain consulting agreements with Sigma Design Company, a Middlesex, New Jersey based engineering and design firm, pursuant to which Sigma Design provides ongoing engineering, product development and testing services relating to the development of the Company’s MotionPower™ technology.

During the year ended August 31, 2011 and 2010, the Company recorded $147,423 and $197,102, respectively, as research and development expense pursuant to these agreements. During the period from inception (May 5, 1998) to August 31, 2011, the Company recorded $413,694 as research and development expense pursuant to these agreements.

The Company continues to utilize Sigma Design Company on a consulting basis to further test, calibrate, and develop the Company’s MotionPower™ technology.